Document And Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document And Entity Information [Abstract]
Entity Registrant Name	Xinyuan Real Estate Co., Ltd.
Entity Central Index Key	0001398453
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	131,426,741